Income Tax (Reconciliation of the Amount of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits	$ 245,636	$ 194,260	$ 182,354
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	41,228	47,438	7,968
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	(10,401)	0	0
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	3,338	3,938	3,938
Unrecognized Tax Benefits	$ 279,801	$ 245,636	$ 194,260